Supplemental Consolidating Financial Information - Condensed Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Operating cash flow	$ 53,801	$ 91,479	$ 32,577
Capital expenditures	(49,651)	(49,054)	(53,440)
Contribution to equity method investment	0	(18,422)	0
Net proceeds from sale of:
Investing activity with subsidiaries	0	0	0
Other, net	(3,685)	3,541	(2,334)
Investing cash flow	(46,761)	(50,762)	(47,639)
Issuances of long-term debt	0	429,415	0
Repayments of long-term debt and capital lease obligations	(12,331)	(413,190)	(16,768)
Borrowings under the 2013 ABL Revolver	24,000	36,590	0
Repayments of the ABL Revolver	(24,000)	(36,590)	0
Repayments of Revolving Line of Credit		(40,000)	(30,000)
Payments for debt modification and issuance costs	(266)	(13,951)	(2,405)
Payments of debt extinguishment costs	(300)	0	0
Financing activity with subsidiaries	0	0	0
Financing cash flow	(12,897)	(37,726)	20,827
Increase (decrease) in cash and equivalents	(5,857)	2,991	5,765
Cash and equivalents, beginning of period	54,017	51,026	45,261
Cash and equivalents, end of period	48,160	54,017	51,026
Borrowings under the Credit Facility Revolver	0	0	70,000
Equity method investments	3,671	3,396	3,142
Other long-term assets	2,904	9,777	4,993
Reportable Legal Entities | CBII (Co-Issuer)
Condensed Cash Flow Statements, Captions [Line Items]
Operating cash flow	0	(4,420)	0
Capital expenditures	0	0	0
Contribution to equity method investment		0
Net proceeds from sale of:
Investing activity with subsidiaries	0	0	0
Other, net	0	0	0
Investing cash flow	0	1,819	2,601
Issuances of long-term debt		0
Repayments of long-term debt and capital lease obligations	0	0	0
Borrowings under the 2013 ABL Revolver	0	0
Repayments of the ABL Revolver	0	0
Repayments of Revolving Line of Credit		0	0
Payments for debt modification and issuance costs	0	0	0
Payments of debt extinguishment costs	0
Financing activity with subsidiaries	0	0	0
Financing cash flow	0	0	0
Increase (decrease) in cash and equivalents	0	(2,601)	2,601
Cash and equivalents, beginning of period	0	2,601
Cash and equivalents, end of period	0	0	2,601
Borrowings under the Credit Facility Revolver			0
Equity method investments	0	0	0
Other long-term assets	0	1,819	2,601
Reportable Legal Entities | CBLLC (Co-Issuer)
Condensed Cash Flow Statements, Captions [Line Items]
Operating cash flow	17,908	49,260	(12,756)
Capital expenditures	(3,403)	(3,673)	(6,888)
Contribution to equity method investment		0
Net proceeds from sale of:
Investing activity with subsidiaries	(4,583)	0	0
Other, net	0	0	0
Investing cash flow	(7,986)	(3,673)	(6,888)
Issuances of long-term debt		429,415
Repayments of long-term debt and capital lease obligations	(11,500)	(412,901)	(16,500)
Borrowings under the 2013 ABL Revolver	24,000	36,590
Repayments of the ABL Revolver	(24,000)	(36,590)
Repayments of Revolving Line of Credit		(40,000)	(30,000)
Payments for debt modification and issuance costs	(266)	(13,951)	(2,405)
Payments of debt extinguishment costs	(300)
Financing activity with subsidiaries	0	(5,003)	2,481
Financing cash flow	(12,066)	(42,440)	23,576
Increase (decrease) in cash and equivalents	(2,144)	3,147	3,932
Cash and equivalents, beginning of period	15,851	12,704
Cash and equivalents, end of period	13,707	15,851	12,704
Borrowings under the Credit Facility Revolver			70,000
Equity method investments	0	0	0
Other long-term assets	0	0	0
Reportable Legal Entities | Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Operating cash flow	9,028	3,698	25,134
Capital expenditures	(13,289)	(19,167)	(19,728)
Contribution to equity method investment		0
Net proceeds from sale of:
Investing activity with subsidiaries	(570)	8,027	(6,710)
Other, net	0	0	0
Investing cash flow	(12,640)	(3,495)	(25,097)
Issuances of long-term debt		0
Repayments of long-term debt and capital lease obligations	(831)	(203)	(37)
Borrowings under the 2013 ABL Revolver	0	0
Repayments of the ABL Revolver	0	0
Repayments of Revolving Line of Credit		0	0
Payments for debt modification and issuance costs	0	0	0
Payments of debt extinguishment costs	0
Financing activity with subsidiaries	4,443	0	0
Financing cash flow	3,612	(203)	(37)
Increase (decrease) in cash and equivalents	0	0	0
Cash and equivalents, beginning of period	0	0
Cash and equivalents, end of period	0	0	0
Borrowings under the Credit Facility Revolver			0
Equity method investments	0	0	0
Other long-term assets	1,219	7,645	1,341
Reportable Legal Entities | Non-Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Operating cash flow	26,865	42,941	20,199
Capital expenditures	(32,959)	(26,214)	(26,824)
Contribution to equity method investment		(18,422)
Net proceeds from sale of:
Investing activity with subsidiaries	0	0	0
Other, net	(3,685)	3,541	(2,334)
Investing cash flow	(31,288)	(37,386)	(24,965)
Issuances of long-term debt		0
Repayments of long-term debt and capital lease obligations	0	(86)	(231)
Borrowings under the 2013 ABL Revolver	0	0
Repayments of the ABL Revolver	0	0
Repayments of Revolving Line of Credit		0	0
Payments for debt modification and issuance costs	0	0	0
Payments of debt extinguishment costs	0
Financing activity with subsidiaries	710	(3,024)	4,229
Financing cash flow	710	(3,110)	3,998
Increase (decrease) in cash and equivalents	(3,713)	2,445	(768)
Cash and equivalents, beginning of period	38,166	35,721
Cash and equivalents, end of period	34,453	38,166	35,721
Borrowings under the Credit Facility Revolver			0
Equity method investments	3,671	3,396	3,142
Other long-term assets	1,685	313	1,051
Consolidating Eliminations
Condensed Cash Flow Statements, Captions [Line Items]
Operating cash flow	0	0	0
Capital expenditures	0	0	0
Contribution to equity method investment		0
Net proceeds from sale of:
Investing activity with subsidiaries	5,153	(8,027)	6,710
Other, net	0	0	0
Investing cash flow	5,153	(8,027)	6,710
Issuances of long-term debt		0
Repayments of long-term debt and capital lease obligations	0	0	0
Borrowings under the 2013 ABL Revolver	0	0
Repayments of the ABL Revolver	0	0
Repayments of Revolving Line of Credit		0	0
Payments for debt modification and issuance costs	0	0	0
Payments of debt extinguishment costs	0
Financing activity with subsidiaries	(5,153)	8,027	(6,710)
Financing cash flow	(5,153)	8,027	(6,710)
Increase (decrease) in cash and equivalents	0	0	0
Cash and equivalents, beginning of period	0	0
Cash and equivalents, end of period	0	0	0
Borrowings under the Credit Facility Revolver			0
Equity method investments	0	0	0
Other long-term assets	$ 0	$ 0	$ 0